Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 13,836	€ 1,439
(+) Business combinations put option liability		10,405
Charge / (Credit):	1,120	1,992
(+) additional provisions recognized, net	2,658	4,305
(+/-) Short-term transferred		(1,752)
(-) Amounts used during the year	(1,538)	(561)
Carrying amount at year end	14,956	13,836
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	11,652	120
(+) Business combinations put option liability		10,405
Charge / (Credit):	427	1,127
(+) additional provisions recognized, net	1,278	1,245
(-) Amounts used during the year	(851)	(118)
Carrying amount at year end	12,079	11,652
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,184	1,319
(+) Business combinations put option liability
Charge / (Credit):	693	865
(+) additional provisions recognized, net	1,380	3,060
(+/-) Short-term transferred		(1,752)
(-) Amounts used during the year	(687)	(443)
Carrying amount at year end	2,877	2,184
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,752	1,318
Charge / (Credit):	(133)	434
(+) additional provisions recognized, net	764
(+/-) Short-term transferred		1,752
(-) Amounts used during the year	(897)	(1,318)
Carrying amount at year end	1,619	1,752
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,752	1,318
Charge / (Credit):	(133)	434
(+) additional provisions recognized, net	764
(+/-) Short-term transferred		1,752
(-) Amounts used during the year	(897)	(1,318)
Carrying amount at year end	€ 1,619	€ 1,752